Fair Value of Financial Assets and Liabilities - Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Inputs, Instruments Classified in Shareholders Equity, Quantitative Information [Table Text Block]
As of March 31, 2016, a range of key quantitative assumptions related to the common stock and warrants that include “Down Round Protection” are as follows:

	Expected life (years)	Risk-free rate	Volatility	Probability of a capital raise
Derivative liabilities	1.62 – 3.08	0.21% and 0.73%	77.07%	100%

A range of key quantitative assumptions related to the common stock and warrants issued during 2015 and 2014 are as follows:

	December 31, 2015
	Expected Life (Years)	Risk Free Rate	Volatility	Probability of a Capital Raise
Derivative liabilities	2-3.33	0.16% and 1.31%	75.54%	100%

	December 31, 2014
	Expected Life (Years)	Risk Free Rate	Volatility	Probability of a Capital Raise
Derivative liabilities	1-5	1.38%	77.86%	100%

Fair Value, by Balance Sheet Grouping [Table Text Block]
The derivative liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurements as of March 31, 2016
	Carrying value	Level 1	Level 2	Level 3
Derivative liabilities – common stock	$792,135	$–	$–	$792,135
Derivative liabilities – warrants	177,734	–	–	177,734
Total	$969,869	$–	$–	$969,869

	Fair value measurements as of December 31, 2015
	Carrying value	Level 1	Level 2	Level 3
Derivative liabilities – common stock	$777,002	$–	$–	$777,002
Derivative liabilities – warrants	185,399	–	–	185,399
Total	$962,401	$–	$–	$962,401

The derivative liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2015
	Carrying Value	Level 1	Level 2	Level 3
Derivative liabilities - Common Stock	$777,002	-	-	$777,002

Derivative liabilities - warrants	185,399	-	-	185,399
Total	$962,401	$-	$-	$962,401

	Fair Value Measurements at December 31, 2014
	Carrying Value	Level 1	Level 2	Level 3
Derivative liabitlities – Common Stock	$88,871	-	-	$88,871
Derivative liabilities – warrants	65,187	-	-	65,187
Total	$154,058	-	-	$154,058

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The table below provides a summary of the changes in fair value of the derivative liabilities measured at fair value on a recurring basis:

	Three Months Ended March 31, 2016
			Total fair value
	Derivative	Derivative	measurements
	liabilities –	liabilities –	using Level 3
	common stock	warrants	inputs
Balance as of January 1, 2016	$777,002	$185,399	$962,401
Warrant committed to placement agent (a)	–	2,456	2,456
Anti-dilution shares issued	–	–	–
Unrealized loss (income) on derivative liabilities	15,133	(10,121)	5,012
Recognition of derivative liabilities	–	–	–
Balance as of March 31, 2016	$792,135	$177,734	$969,869

(a) See Note 14 Debt for additional information regarding this warrant

The table below provides a summary of the changes in fair value of the derivative liabilities measured at fair value on a recurring basis:

	Year Ended December 31, 2015
	Derivative liabilities - Common Stock	Derivative liabilities - Warrants	Total Fair Value Measurements Using Level 3 Inputs
Beginning balance	$88,871	$65,187	$154,058
Issuance of warrants	-	5,948	5,948
Anti-dilution shares issued	(945,451)	-	(945,451)
Unrealized (gain) loss on derivative liabilities	1,551,703	79,883	1,631,586
Recognition of derivative liabilities	81,879	34,381	116,260
Ending balance	$777,002	$185,399	$962,401

	Year Ended December 31, 2014
	Derivative liabilities - Common Stock	Derivative liabilities - Warrants	Total Fair Value Measurements Using Level 3 Inputs
Beginning balance	$558,799	$64,788	$623,587
Issuance of warrants	-	2,550	2,550
Anti-dilution shares to be issued	(1,771,362)	-	(1,771,362)
Unrealized (gain) loss on derivative liabilities	1,301,434	(11,449)	1,289,985
Recognition of derivative liabilities	-	9,298	9,298
Ending balance	$88,871	$65,187	$154,058